RETIREMENT-RELATED BENEFITS (Tables)	12 Months Ended
Dec. 31, 2017
RETIREMENT-RELATED BENEFITS
Summary of total retirement-related benefits net periodic (income)/cost in the Consolidated Statement of Earnings

($ in millions)

	U.S. Plans			Non-U.S. Plans			Total
For the year ended December 31:	2017	2016	2015	2017	2016	2015	2017	2016	2015
Defined benefit pension plans	$237	$(334)	$(284)	$1,315	$1,039	$1,421	$1,552	$705	$1,137
Retention Plan	16	17	23	—	—	—	16	17	23
Total defined benefit pension plans (income)/cost	$253	$(317)	$(261)	$1,315	$1,039	$1,421	$1,568	$722	$1,160

IBM 401(k) Plus Plan and non-U.S. plans	$616	$626	$676	$404	$420	$442	$1,020	$1,046	$1,117
Excess 401(k)	26	24	21	—	—	—	26	24	21

Total defined contribution plans cost	$643	$650	$697	$404	$420	$442	$1,046	$1,070	$1,138

Nonpension postretirement benefit plans cost	$180	$195	$218	$62	$16	$55	$242	$211	$273

Total retirement-related benefits net periodic cost	$1,076	$527	$654	$1,781	$1,475	$1,918	$2,857	$2,003	$2,572

Summary of the total PBO for defined benefit plans, APBO for nonpension postretirement benefit plans, fair value of plan assets and associated funded status

($ in millions)

	Benefit Obligations		Fair Value of Plan Assets		Funded Status*
At December 31:	2017	2016	2017	2016	2017	2016
U.S. Plans
Overfunded plans
Qualified PPP	$50,602	$50,403	$52,694	$51,405	$2,092	$1,002
Underfunded plans
Excess PPP	$1,532	$1,509	$—	$—	$(1,532)	$(1,509)
Retention Plan	310	307	—	—	(310)	(307)
Nonpension postretirement benefit plan	4,184	4,470	18	26	(4,165)	(4,444)

Total underfunded U.S. plans	$6,026	$6,286	$18	$26	$(6,007)	$(6,260)

Non-U.S. Plans
Overfunded plans
Qualified defined benefit pension plans	$19,537	$17,614	$22,088	$19,647	$2,551	$2,032
Nonpension postretirement benefit plans	0	0	0	0	0	0

Total overfunded non-U.S. plans	$19,537	$17,614	$22,088	$19,647	$2,551	$2,032

Underfunded plans
Qualified defined benefit pension plans	$23,046	$21,447	$18,711	$16,374	$(4,336)	$(5,074)
Nonqualified defined benefit pension plans	6,527	5,919	—	—	(6,527)	(5,919)
Nonpension postretirement benefit plans	732	692	70	71	(663)	(622)

Total underfunded non-U.S. plans	$30,306	$28,059	$18,780	$16,445	$(11,526)	$(11,614)

Total overfunded plans	$70,139	$68,017	$74,782	$71,051	$4,643	$3,034

Total underfunded plans	$36,332	$34,344	$18,799	$16,470	$(17,533)	$(17,874)

*Funded status is recognized in the Consolidated Statement of Financial Position as follows: Asset amounts as prepaid pension assets; (Liability) amounts as compensation and benefits (current liability) and retirement and nonpension postretirement benefit obligations (noncurrent liability).

Components of net periodic (income)/cost of the company's retirement-related benefit plans

($ in millions)

	Defined Benefit Pension Plans
	U.S. Plans			Non-U.S. Plans
For the year ended December 31:	2017	2016	2015	2017	2016	2015
Service cost	$—	$—	$—	$410	$420	$454
Interest cost	1,913	2,048	2,028	837	1,035	1,075
Expected return on plan assets	(3,014)	(3,689)	(3,953)	(1,325)	(1,867)	(1,919)
Amortization of transition assets	—	—	—	0	0	0
Amortization of prior service costs/(credits)	16	10	10	(97)	(106)	(98)
Recognized actuarial losses	1,337	1,314	1,654	1,507	1,408	1,581
Curtailments and settlements	—	—	—	19	22	35
Multi-employer plans/other costs*	—	—	—	(36)	126	293

Total net periodic (income)/cost	$253	$(317)	$(261)	$1,315	$1,039	$1,421

($ in millions)

	Nonpension Postretirement Benefit Plans
	U.S. Plan			Non-U.S. Plans
For the year ended December 31:	2017	2016	2015	2017	2016	2015
Service cost	$14	$17	$24	$6	$5	$7
Interest cost	154	165	163	57	51	50
Expected return on plan assets	0	0	0	(7)	(6)	(7)
Amortization of transition assets	—	—	—	0	0	0
Amortization of prior service costs/(credits)	(7)	(7)	(7)	0	(5)	(5)
Recognized actuarial losses	20	20	39	7	9	10
Curtailments and settlements	—	—	—	0	(38)	0

Total net periodic cost	$180	$195	$218	$62	$16	$55

*Multi-employer plans costs were $40 million, $43 million and $40 million for 2017, 2016, and 2015, respectively. The non-U.S. plans amounts include a gain of $91 million in 2017 related to the IBM UK litigation and retirement-related obligations of $56 million and $233 million related to the IBM Spain pension litigation for 2016, and 2015, respectively.

Changes in benefit obligations

($ in millions)

	Defined Benefit Pension Plans				Nonpension Postretirement Benefit Plans
	U.S. Plans		Non-U.S. Plans		U.S. Plan		Non-U.S. Plans
	2017	2016	2017	2016	2017	2016	2017	2016
Change in benefit obligation
Benefit obligation at January 1	$52,218	$53,120	$44,981	$44,717	$4,470	$4,652	$692	$618
Service cost	—	—	410	420	14	17	6	5
Interest cost	1,913	2,048	837	1,035	154	165	57	51
Plan participants’ contributions	—	—	28	30	54	50	—	—
Acquisitions/divestitures, net	—	—	24	(63)	0	0	0	0
Actuarial losses/(gains)	1,895	602	520	3,217	(98)	16	(3)	16
Benefits paid from trust	(3,460)	(3,430)	(1,865)	(1,792)	(385)	(400)	(6)	(5)
Direct benefit payments	(123)	(123)	(384)	(381)	(24)	(30)	(30)	(27)
Foreign exchange impact	—	—	4,657	(2,222)	—	—	18	35
Amendments/curtailments/ settlements/other	—	—	(96)	20	—	—	(1)	0

Benefit obligation at December 31	$52,444	$52,218	$49,111	$44,981	$4,184	$4,470	$732	$692

Change in plan assets
Fair value of plan assets at January 1	$51,405	$51,716	$36,020	$35,748	$26	$71	$71	$59
Actual return on plan assets	4,749	3,118	2,583	3,828	0	0	6	8
Employer contributions	—	—	368	464	394	305	0	0
Acquisitions/divestitures, net	—	—	(28)	(73)	0	0	0	0
Plan participants’ contributions	—	—	28	30	54	50	—	—
Benefits paid from trust	(3,460)	(3,430)	(1,865)	(1,792)	(385)	(400)	(6)	(5)
Foreign exchange impact	—	—	3,694	(2,175)	—	—	(1)	9
Amendments/curtailments/ settlements/other	—	—	(2)*	(10)*	(70)	—	(1)	0

Fair value of plan assets at December 31	$52,694	$51,405	$40,798	$36,020	$18	$26	$70	$71

Funded status at December 31	$250	$(814)	$(8,312)	$(8,960)	$(4,165)	$(4,444)	$(663)	$(622)

Accumulated benefit obligation**	$52,444	$52,218	$47,974	$44,514	N/A	N/A	N/A	N/A

*Includes the reinstatement of certain plan assets in Brazil due to government rulings in 2011 and 2013 allowing certain previously restricted plan assets to be returned to IBM. Return of assets to IBM over a three-year period began June 2011 and September 2013 respectively, with approximately $23 million returned in 2016. There were no assets returned during 2017. The remaining surplus in Brazil at December 31, 2017 is excluded from total plan assets due to continued restrictions imposed by the government on the use of those plan assets.

**Represents the benefit obligation assuming no future participant compensation increases.

N/A—Not applicable

Changes in plan assets

($ in millions)

	Defined Benefit Pension Plans				Nonpension Postretirement Benefit Plans
	U.S. Plans		Non-U.S. Plans		U.S. Plan		Non-U.S. Plans
	2017	2016	2017	2016	2017	2016	2017	2016
Change in benefit obligation
Benefit obligation at January 1	$52,218	$53,120	$44,981	$44,717	$4,470	$4,652	$692	$618
Service cost	—	—	410	420	14	17	6	5
Interest cost	1,913	2,048	837	1,035	154	165	57	51
Plan participants’ contributions	—	—	28	30	54	50	—	—
Acquisitions/divestitures, net	—	—	24	(63)	0	0	0	0
Actuarial losses/(gains)	1,895	602	520	3,217	(98)	16	(3)	16
Benefits paid from trust	(3,460)	(3,430)	(1,865)	(1,792)	(385)	(400)	(6)	(5)
Direct benefit payments	(123)	(123)	(384)	(381)	(24)	(30)	(30)	(27)
Foreign exchange impact	—	—	4,657	(2,222)	—	—	18	35
Amendments/curtailments/ settlements/other	—	—	(96)	20	—	—	(1)	0

Benefit obligation at December 31	$52,444	$52,218	$49,111	$44,981	$4,184	$4,470	$732	$692

Change in plan assets
Fair value of plan assets at January 1	$51,405	$51,716	$36,020	$35,748	$26	$71	$71	$59
Actual return on plan assets	4,749	3,118	2,583	3,828	0	0	6	8
Employer contributions	—	—	368	464	394	305	0	0
Acquisitions/divestitures, net	—	—	(28)	(73)	0	0	0	0
Plan participants’ contributions	—	—	28	30	54	50	—	—
Benefits paid from trust	(3,460)	(3,430)	(1,865)	(1,792)	(385)	(400)	(6)	(5)
Foreign exchange impact	—	—	3,694	(2,175)	—	—	(1)	9
Amendments/curtailments/ settlements/other	—	—	(2)*	(10)*	(70)	—	(1)	0

Fair value of plan assets at December 31	$52,694	$51,405	$40,798	$36,020	$18	$26	$70	$71

Funded status at December 31	$250	$(814)	$(8,312)	$(8,960)	$(4,165)	$(4,444)	$(663)	$(622)

Accumulated benefit obligation**	$52,444	$52,218	$47,974	$44,514	N/A	N/A	N/A	N/A

*Includes the reinstatement of certain plan assets in Brazil due to government rulings in 2011 and 2013 allowing certain previously restricted plan assets to be returned to IBM. Return of assets to IBM over a three-year period began June 2011 and September 2013 respectively, with approximately $23 million returned in 2016. There were no assets returned during 2017. The remaining surplus in Brazil at December 31, 2017 is excluded from total plan assets due to continued restrictions imposed by the government on the use of those plan assets.

**Represents the benefit obligation assuming no future participant compensation increases.

N/A—Not applicable

Accumulated benefit obligation

($ in millions)

	Defined Benefit Pension Plans				Nonpension Postretirement Benefit Plans
	U.S. Plans		Non-U.S. Plans		U.S. Plan		Non-U.S. Plans
	2017	2016	2017	2016	2017	2016	2017	2016
Change in benefit obligation
Benefit obligation at January 1	$52,218	$53,120	$44,981	$44,717	$4,470	$4,652	$692	$618
Service cost	—	—	410	420	14	17	6	5
Interest cost	1,913	2,048	837	1,035	154	165	57	51
Plan participants’ contributions	—	—	28	30	54	50	—	—
Acquisitions/divestitures, net	—	—	24	(63)	0	0	0	0
Actuarial losses/(gains)	1,895	602	520	3,217	(98)	16	(3)	16
Benefits paid from trust	(3,460)	(3,430)	(1,865)	(1,792)	(385)	(400)	(6)	(5)
Direct benefit payments	(123)	(123)	(384)	(381)	(24)	(30)	(30)	(27)
Foreign exchange impact	—	—	4,657	(2,222)	—	—	18	35
Amendments/curtailments/ settlements/other	—	—	(96)	20	—	—	(1)	0

Benefit obligation at December 31	$52,444	$52,218	$49,111	$44,981	$4,184	$4,470	$732	$692

Change in plan assets
Fair value of plan assets at January 1	$51,405	$51,716	$36,020	$35,748	$26	$71	$71	$59
Actual return on plan assets	4,749	3,118	2,583	3,828	0	0	6	8
Employer contributions	—	—	368	464	394	305	0	0
Acquisitions/divestitures, net	—	—	(28)	(73)	0	0	0	0
Plan participants’ contributions	—	—	28	30	54	50	—	—
Benefits paid from trust	(3,460)	(3,430)	(1,865)	(1,792)	(385)	(400)	(6)	(5)
Foreign exchange impact	—	—	3,694	(2,175)	—	—	(1)	9
Amendments/curtailments/ settlements/other	—	—	(2)*	(10)*	(70)	—	(1)	0

Fair value of plan assets at December 31	$52,694	$51,405	$40,798	$36,020	$18	$26	$70	$71

Funded status at December 31	$250	$(814)	$(8,312)	$(8,960)	$(4,165)	$(4,444)	$(663)	$(622)

Accumulated benefit obligation**	$52,444	$52,218	$47,974	$44,514	N/A	N/A	N/A	N/A

*Includes the reinstatement of certain plan assets in Brazil due to government rulings in 2011 and 2013 allowing certain previously restricted plan assets to be returned to IBM. Return of assets to IBM over a three-year period began June 2011 and September 2013 respectively, with approximately $23 million returned in 2016. There were no assets returned during 2017. The remaining surplus in Brazil at December 31, 2017 is excluded from total plan assets due to continued restrictions imposed by the government on the use of those plan assets.

**Represents the benefit obligation assuming no future participant compensation increases.

N/A—Not applicable

Net funded status

($ in millions)

	Defined Benefit Pension Plans				Nonpension Postretirement Benefit Plans
	U.S. Plans		Non-U.S. Plans		U.S. Plan		Non-U.S. Plans
At December 31:	2017	2016	2017	2016	2017	2016	2017	2016
Prepaid pension assets	$2,092	$1,002	$2,551	$2,032	$0	$0	$0	$0
Current liabilities— compensation and benefits	(120)	(118)	(323)	(303)	(353)	(368)	(17)	(15)
Noncurrent liabilities—retirement and nonpension postretirement benefit obligations	(1,722)	(1,698)	(10,541)	(10,689)	(3,812)	(4,076)	(646)	(607)

Funded status—net	$250	$(814)	$(8,312)	$(8,960)	$(4,165)	$(4,444)	$(663)	$(622)

Pre-tax net loss and prior service costs/(credits) and transition (assets)/liabilities recognized in OCI and changes in pre-tax net loss, prior service costs/(credits) and transition (assets)/liabilities recognized in AOCI

($ in millions)

	Defined Benefit Pension Plans				Nonpension Postretirement Benefit Plans
	U.S. Plans		Non-U.S. Plans		U.S. Plan		Non-U.S. Plans
	2017	2016	2017	2016	2017	2016	2017	2016
Net loss at January 1	$19,222	$19,363	$20,544	$20,724	$605	$609	$154	$128
Current period loss/(gain)	159	1,173	(740)	1,251	(99)	16	(2)	14
Curtailments and settlements	—	—	(22)	(22)	—	—	0	20
Amortization of net loss included in net periodic (income)/cost	(1,337)	(1,314)	(1,507)	(1,408)	(20)	(20)	(7)	(9)

Net loss at December 31	$18,045	$19,222	$18,275	$20,544	$486	$605	$145	$154

Prior service costs/(credits) at January 1	$90	$101	$(188)	$(294)	$37	$30	$1	$(21)
Curtailments, settlements and other	—	—	1	0	—	—	2	18
Amortization of prior service (costs)/credits included in net periodic (income)/cost	(16)	(10)	97	106	7	7	0	5

Prior service costs/(credits) at December 31	$74	$90	$(90)	$(188)	$45	$37	$3	$1

Transition (assets)/liabilities at January 1	$—	$—	$0	$0	$—	$—	$0	$0
Amortization of transition assets/(liabilities) included in net periodic (income)/cost	—	—	0	0	—	—	0	0

Transition (assets)/liabilities at December 31	$—	$—	$0	$0	$—	$—	$0	$0

Total loss recognized in accumulated other comprehensive income/(loss)*	$18,119	$19,313	$18,184	$20,356	$531	$642	$147	$154

*See note L, “Equity Activity,” for the total change in AOCI, and the Consolidated Statement of Comprehensive Income for the components of net periodic (income)/cost, including the related tax effects, recognized in OCI for the retirement-related benefit plans.

Pre-tax estimated net loss, estimated prior service costs/(credits) and estimated transition (assets)/liabilities that will be amortized from AOCI into net periodic (income)/cost in the next fiscal year

($ in millions)

	Defined Benefit		Nonpension Postretirement
	Pension Plans		Benefit Plans
	U.S. Plans	Non-U.S. Plans	U.S. Plan	Non-U.S. Plans
Net loss	$1,538	$1,464	$9	$6
Prior service costs/(credits)	16	(81)	(7)	0
Transition (assets)/liabilities	—	0	—	0

Assumptions used to measure the net periodic (income)/cost and year-end benefit obligations

	Defined Benefit Pension Plans
	U.S. Plans			Non-U.S. Plans
	2017	2016	2015	2017	2016	2015
Weighted-average assumptions used to measure net periodic (income)/cost for the year ended December 31
Discount rate	3.80%	4.00%	3.70%	1.80%	2.40%	2.34%
Expected long-term returns on plan assets	5.75%	7.00%	7.50%	3.77%	5.53%	5.67%
Rate of compensation increase	N/A	N/A	N/A	2.45%	2.40%	2.49%
Weighted-average assumptions used to measure benefit obligations at December 31
Discount rate	3.40%	3.80%	4.00%	1.76%	1.80%	2.40%
Rate of compensation increase	N/A	N/A	N/A	2.41%	2.45%	2.40%

N/A—Not applicable

	Nonpension Postretirement Benefit Plans
	U.S. Plan			Non-U.S. Plans
	2017	2016	2015	2017	2016	2015
Weighted-average assumptions used to measure net periodic cost for the year ended December 31
Discount rate	3.60%	3.70%	3.40%	8.26%	7.06%	7.51%
Expected long-term returns on plan assets	N/A	N/A	N/A	10.47%	9.95%	10.17%
Weighted-average assumptions used to measure benefit obligations at December 31
Discount rate	3.30%	3.60%	3.70%	7.28%	8.26%	7.06%

N/A—Not applicable

Defined benefit pension plans' asset classes and their associated fair value

The following table presents the company’s defined benefit pension plans’ asset classes and their associated fair value at December 31, 2017. The U.S. Plan consists of the Qualified PPP and the non-U.S. Plans consist of all plans sponsored by the company’s subsidiaries.

($ in millions)

	U.S. Plan				Non-U.S. Plans
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Equity
Equity securities (1)	$2,215	$0	$—	$2,215	$3,508	$0	$—	$3,508
Equity mutual funds (2)	108	—	—	108	24	—	—	24
Fixed income
Government and related (3)	—	19,762	—	19,762	—	10,103	8	10,111
Corporate bonds (4)	—	17,864	372	18,236	—	2,000	—	2,000
Mortgage and asset-backed securities	—	619	4	623	—	5	—	5
Fixed income mutual funds (5)	338	—	—	338	86	—	—	86
Insurance contracts	—	—	—	—	—	1,366	—	1,366
Cash and short-term investments (6)	100	1,903	—	2,004	221	606	—	827
Real estate	—	—	—	—	—	—	356	356
Derivatives (7)	21	(4)	—	17	20	744	—	764
Other mutual funds (8)	—	—	—	—	60	—	—	60

Subtotal	2,782	40,144	376	43,302	3,918	14,824	365	19,107

Investments measured at net asset value using the NAV practical expedient (9)	—	—	—	9,537	—	—	—	21,744
Other (10)	—	—	—	(145)	—	—	—	(52)

Fair value of plan assets	$2,782	$40,144	$376	$52,694	$3,918	$14,824	$365	$40,798

(1)

Represents U.S. and international securities. The U.S. Plan includes IBM common stock of $14 million, representing 0.03 percent of the U.S. Plan assets. Non-U.S. Plans include IBM common stock of $7 million, representing 0.02 percent of the non-U.S. Plans assets.

(2)	Invests in predominantly equity securities.
(3)	Includes debt issued by national, state and local governments and agencies.
(4)

The U.S. Plan includes IBM corporate bonds of $1 million, representing 0.002 percent of the U.S. Plan assets. Non-U.S. plans include IBM corporate bonds of $1 million representing 0.002 percent of the non-U.S. Plan assets.

(5)	Invests predominantly in fixed income securities.
(6)	Includes cash, cash equivalents and short-term marketable securities.
(7)	Includes interest rate derivatives, forwards, exchange traded and other over-the-counter derivatives.
(8)	Invests in both equity and fixed-income securities.
(9)

Investments measured at fair value using the net asset value (NAV) per share (or its equivalent) as a practical expedient, including commingled funds, hedge funds, private equity and real estate partnerships.

(10)	Represents net unsettled transactions, relating primarily to purchases and sales of plan assets.

The following table presents the company’s defined benefit pension plans’ asset classes and their associated fair value at December 31, 2016. The U.S. Plan consists of the Qualified PPP and the non-U.S. Plans consist of all plans sponsored by the company’s subsidiaries.

($ in millions)

	U.S. Plan				Non-U.S. Plans
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Equity
Equity securities (1)	$5,778	$1	$—	$5,779	$4,080	$0	$—	$4,080
Equity mutual funds (2)	93	—	—	93	35	—	—	35
Fixed income
Government and related (3)	—	14,897	—	14,897	—	7,577	16	7,593
Corporate bonds (4)	—	18,063	101	18,164	—	2,045	1	2,045
Mortgage and asset-backed securities	—	652	5	656	—	4	—	4
Fixed income mutual funds (5)	359	—	—	359	22	—	—	22
Insurance contracts	—	—	—	—	—	1,137	—	1,137
Cash and short-term investments (6)	55	1,927	—	1,982	294	707	—	1,001
Real estate	—	—	—	—	—	—	294	294
Derivatives (7)	18	20	—	38	43	752	—	796
Other mutual funds (8)	—	—	—	—	114	—	—	114

Subtotal	6,303	35,560	106	41,969	4,589	12,223	310	17,122

Investments measured at net asset value using the NAV practical expedient (9)	—	—	—	9,641	—	—	—	18,946
Other (10)	—	—	—	(205)	—	—	—	(48)

Fair value of plan assets	$6,303	$35,560	$106	$51,405	$4,589	$12,223	$310	$36,020

(1)

Represents U.S. and international securities. The U.S. Plan includes IBM common stock of $28 million, representing 0.1 percent of the U.S. Plan assets. Non-U.S. Plans include IBM common stock of $15 million, representing 0.04 percent of the non-U.S. Plans assets.

(2)	Invests in predominantly equity securities.
(3)	Includes debt issued by national, state and local governments and agencies.
(4)

The U.S. Plan includes IBM corporate bonds of $4 million, representing 0.01 percent of the U.S. Plan assets. Non-U.S. plans include IBM corporate bonds of $1 million representing 0.003 percent of the non-U.S. Plan assets.

(5)	Invests in predominantly fixed-income securities.
(6)	Includes cash and cash equivalents and short-term marketable securities.
(7)	Includes interest rate derivatives, forwards, exchange traded and other over-the-counter derivatives.
(8)	Invests in both equity and fixed-income securities.
(9)

Investments measured at fair value using the net asset value (NAV) per share (or its equivalent) as a practical expedient, including commingled funds, hedge funds, private equity and real estate partnerships.

(10)	Represents net unsettled transactions, relating primarily to purchases and sales of plan assets.

Reconciliation of the beginning and ending balances of Level 3 assets

The following tables present the reconciliation of the beginning and ending balances of Level 3 assets for the years ended December 31, 2017 and 2016 for the U.S. Plan.

($ in millions)

		Mortgage and
	Corporate	Asset-Backed
	Bonds	Securities	Total

Balance at January 1, 2017	$101	$5	$106
Return on assets held at end of year	12	0	11
Return on assets sold during the year	1	0	1
Purchases, sales and settlements, net	259	(1)	258

Balance at December 31, 2017	$372	$4	$376

($ in millions)

		Mortgage and
	Corporate	Asset-Backed
	Bonds	Securities	Total
Balance at January 1, 2016	$2	$10	$12
Return on assets held at end of year	(3)	0	(2)
Return on assets sold during the year	0	1	1
Purchases, sales and settlements, net	103	(5)	99
Transfers, net	(2)	(2)	(3)

Balance at December 31, 2016	$101	$5	$106

The following tables present the reconciliation of the beginning and ending balances of Level 3 assets for the years ended December 31, 2017 and 2016 for the non-U.S. Plans.

($ in millions)

	Government	Corporate	Private Real
	and Related	Bonds	Estate	Total
Balance at January 1, 2017	$16	$1	$294	$310
Return on assets held at end of year	2	0	24	26
Return on assets sold during the year	(3)	0	(1)	(4)
Purchases, sales and settlements, net	(2)	0	9	7
Transfers, net	(6)	0	—	(6)
Foreign exchange impact	2	0	30	31

Balance at December 31, 2017	$8	$—	$356	$365

($ in millions)

	Government	Corporate	Private Real
	and Related	Bonds	Estate	Total
Balance at January 1, 2016	$16	$4	$411	$431
Return on assets held at end of year	1	0	(22)	(21)
Return on assets sold during the year	0	0	35	35
Purchases, sales and settlements, net	0	(3)	(68)	(72)
Transfers, net	0	—	—	0
Foreign exchange impact	0	0	(62)	(63)

Balance at December 31, 2016	$16	$1	$294	$310

Total expected benefit payments

Defined Benefit Pension Plan Expected Payments

($ in millions)

	Qualified	Nonqualified	Qualified	Nonqualified	Total Expected
	U.S. Plan	U.S. Plans	Non-U.S. Plans	Non-U.S. Plans	Benefit
	Payments	Payments	Payments	Payments	Payments
2018	$3,528	$123	$1,879	$338	$5,868
2019	3,510	122	1,898	340	5,870
2020	3,581	124	1,913	380	5,997
2021	3,579	125	1,939	418	6,061
2022	3,486	123	1,981	439	6,029
2023–2027	16,673	588	9,936	2,388	29,585

Nonpension Postretirement Benefit Plan Expected Payments

($ in millions)

		Qualified	Nonqualified	Total Expected
	U.S. Plan	Non-U.S. Plans	Non-U.S. Plans	Benefit
	Payments	Payments	Payments	Payments
2018	$373	$6	$35	$414
2019	382	6	38	426
2020	390	7	40	437
2021	387	7	43	437
2022	372	7	46	425
2023–2027	1,623	37	285	1,945

Defined benefit pension plans with accumulated benefit obligations (ABO) in excess of plan assets

($ in millions)

	2017		2016
	Benefit	Plan	Benefit	Plan
At December 31:	Obligation	Assets	Obligation	Assets
Plans with PBO in excess of plan assets	$31,416	$18,711	$29,182	$16,374
Plans with ABO in excess of plan assets	27,751	15,607	28,770	16,272
Plans with assets in excess of PBO	70,139	74,782	68,017	71,051